Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Total	Common Stock	Additional Paid-in Capital	AOCI (Loss) (Foreign Currency Translation Adjustment)	Statutory Surplus Reserves	Accumulated (Deficit) Earnings	Stockholders' Equity, Total	Non-controlling Interest
Balance at Dec. 31, 2015	$ 136,505	$ 57	$ 109,944	$ 8,182	$ 13,450	$ (9,980)	$ 121,653	$ 14,852
Balance(in shares) at Dec. 31, 2015		56,906,561
Share-based compensation (note 18)	2,409	$ 0	2,409	0	0	0	2,409	0
Exercise of stock options (note 17)	315	$ 0	315	0	0	0	315	0
Exercise of stock options (note 17) (in shares)		120,000
Cancellation of outstanding shares (note 17)	0	$ 0	0	0	0	0	0	0
Cancellation of outstanding shares (note 17) (in shares)		(14,800)
Other comprehensive income (loss)
- Other comprehensive income (loss) attributable to non-controlling interests	(829)	$ 0	0	0	0	0	0	(829)
- Other comprehensive income (loss) attributable to shareholders of Sinovac	(8,014)	0	0	(8,014)	0	0	(8,014)	0
Net income (loss) for the year
-Net income (loss) attributable to non-controlling interests	(124)	0	0	0	0	0	0	(124)
- Net income (loss) attributable to shareholders of Sinovac	(596)	0	0	0	0	(596)	(596)	0
- Transfer to statutory surplus reserves (note 19)	0	0	0	0	1,338	(1,338)	0	0
Balance at Dec. 31, 2016	129,666	$ 57	112,668	168	14,788	(11,914)	115,767	13,899
Balance (in shares) at Dec. 31, 2016		57,011,761
Share-based compensation (note 18)	979	$ 0	979	0	0	0	979	0
Exercise of stock options (note 17)	1,264	$ 0	1,264	0	0	0	1,264	0
Exercise of stock options (note 17) (in shares)		270,100
Subscriptions received (note 17)	428	$ 0	428	0	0	0	428	0
Other comprehensive income (loss)
- Other comprehensive income (loss) attributable to non-controlling interests	1,191	0	0	0	0	0	0	1,191
- Other comprehensive income (loss) attributable to shareholders of Sinovac	6,907	0	0	6,907	0	0	6,907	0
Net income (loss) for the year
-Net income (loss) attributable to non-controlling interests	10,898	0	0	0	0	0	0	10,898
- Net income (loss) attributable to shareholders of Sinovac	25,807	0	0	0	0	25,807	25,807	0
- Transfer to statutory surplus reserves (note 19)	0	0	0	0	4,761	(4,761)	0	0
Balance at Dec. 31, 2017	$ 177,140	$ 57	115,339	7,075	19,549	9,132	151,152	25,988
Balance (in shares) at Dec. 31, 2017	57,281,861	57,281,861
Share-based compensation (note 18)	$ 4,305	$ 0	4,305	0	0	0	4,305	0
Exercise of stock options (note 17)	$ 3	$ 0	3	0	0	0	3	0
Exercise of stock options (note 17) (in shares)	156,300	109,041
Subscriptions received (note 17)	$ 64	$ 0	64	0	0	0	64	0
Cancellation of outstanding shares (note 17)	0	$ 0	0	0	0	0	0	0
Cancellation of outstanding shares (note 17) (in shares)		(51,500)
Issuance of new and restricted shares (note 17)	85,301	$ 14	85,287	0	0	0	85,301	0
Issuance of new and restricted shares (note 17) (in shares)		13,800,000
Other comprehensive income (loss)
- Other comprehensive income (loss) attributable to non-controlling interests	(1,822)	$ 0	0	0	0	0	0	(1,822)
- Other comprehensive income (loss) attributable to shareholders of Sinovac	(9,174)	0	0	(9,174)	0	0	(9,174)	0
Net income (loss) for the year
-Net income (loss) attributable to non-controlling interests	14,329	0	0	0	0	0	0	14,329
- Net income (loss) attributable to shareholders of Sinovac	21,782	0	0	0	0	21,782	21,782	0
- Transfer to statutory surplus reserves (note 19)	0	0	0	0	7,094	(7,094)	0	0
Balance at Dec. 31, 2018	$ 291,928	$ 71	$ 204,998	$ (2,099)	$ 26,643	$ 23,820	$ 253,433	$ 38,495
Balance (in shares) at Dec. 31, 2018	71,139,402	71,139,402